Expense Example - iShares Enhanced Emerging Markets Active ETF - iShares Enhanced Emerging Markets Active ETF	Feb. 19, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	$ 115